Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended
Sep. 30, 2012
Convertible Preferred Stock and Stockholders' Deficit

10. Convertible Preferred Stock and Stockholders’ Deficit

As of December 31, 2011 and September 30, 2012, the Company was authorized to issue two classes of capital stock, common stock and preferred stock, of which 60,000,000 and 80,000,000 shares, respectively, were designated as common stock and 39,108,536 and 60,152,555 shares, respectively, were designated as preferred stock, each with a par value of $0.001 per share.

Convertible Preferred Stock

In September and December 2008, the Company issued 1,749,425 shares and 1,015,357 shares, respectively, of Series D convertible preferred stock (Series D Preferred) at a price of $11.57 per share, for gross proceeds of $32.0 million. In March 2009, the Company issued 431,973 shares of Series D Preferred at a price of $11.57 per share, for gross proceeds of $5.0 million.

As of December 31, 2010 and 2011, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	12,400,000	3,196,755	35,673	37,002

	39,108,536	10,657,030	$83,178	$85,262

As of December 31, 2010 and 2011, the Company had five series of outstanding convertible preferred stock: Series A convertible preferred stock (Series A Preferred), Series B-1 convertible preferred stock (Series B-1 Preferred), Series B-2 Preferred, Series C convertible preferred stock (Series C Preferred) and Series D Preferred (collectively, the Preferred Stock). The Preferred Stock is initially recorded at fair value on the date of issuance, net of issuance costs. All shares of Preferred Stock are effectively redeemable in the event of a change in control at the applicable original purchase price per share. As all Preferred Stock is redeemable upon an event outside the control of the Company (i.e., a change in control), the related amounts have been presented outside of stockholders’ deficit. The carrying value of Preferred Stock will be adjusted to redemption value if it becomes probable that a redemption will occur. Company management does not believe that redemption is probable based on current business conditions.

The redemption amount of outstanding Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred and Series D Preferred is equal to the applicable original purchase price of the stock, or $5.13, $5.13, $5.13, $10.26 and $11.57 per share, respectively. The significant rights, privileges, and preferences of the Preferred Stock were as follows as of December 31, 2010 and 2011:

Dividend Provisions

The holders of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred are entitled to receive noncumulative dividends of $0.43 annually for each outstanding share held when, as, and if declared by the Board of Directors. The holders of Series C Preferred are entitled to receive noncumulative dividends of $0.8206 annually and the holders of Series D Preferred are entitled to receive noncumulative dividends of $0.93 annually for each outstanding share held when, as, and if declared by the Board of Directors. No dividends will be declared or paid to the holders of common stock until these dividends have been paid to the holders of the Preferred Stock.

Liquidation Preference

In the event of any liquidation, dissolution, winding up or change in control of the Company, the holders of Series D Preferred are entitled to receive a liquidation amount of $11.57 per share plus all declared but unpaid dividends prior and in preference to the holders of Series C Preferred, Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of this liquidation amount, if proceeds for distribution remain, the holders of Series C Preferred are entitled to receive a liquidation amount of $10.26 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of Series B-2 Preferred are entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of the Series B-1 Preferred and Series A Preferred are each entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the common stockholders. Following payment of these liquidation amounts, the holders of the Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred and Series D Preferred and the common stockholders shall share in any remaining proceeds pro rata based on the number of shares held (assuming conversion of all Preferred Stock into common stock) until the holders of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred have received an additional $10.26 per share (for a total of $15.39 per share), the holders of Series C Preferred have received an additional $15.39 per share (for a total of $25.64 per share) and the holders of Series D Preferred have received an additional $17.34 per share (for a total of $28.92 per share). Thereafter, any proceeds remaining for distribution would be distributed pro rata among the common stockholders.

Conversion Rights

Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution adjustments.

Each share of Preferred Stock, subject to certain anti-dilution adjustments, will be automatically converted into one fully paid and nonassessable share of common stock at the applicable conversion rate upon the earlier of: (i) the Company’s IPO with a pre-IPO valuation of at least $225 million that results in gross proceeds to the Company of not less than $30 million; and (ii) the date specified by written consent or agreement of the holders of at least sixty percent of the then-outstanding Preferred Stock (voting together as a single class and not as separate series) provided, however, that if such a conversion is in connection with a liquidation event in which holders of Series D Preferred would receive an amount less than $28.92 per share, then the automatic conversion of each share of Series D Preferred also requires the written consent or agreement of the holders of a majority of the then outstanding shares of Series D Preferred.

Subject to customary exceptions, the Company’s amended and restated certificate of incorporation provides anti-dilution protection for holders of the Preferred Stock in the event the Company issues additional shares of the Company’s common stock, options or rights to purchase the Company’s common stock or securities convertible into the Company’s common stock without consideration or at a price per share that is less than the then effective conversion price of any series of the Preferred Stock, which is referred to as a dilutive issuance. The Company’s amended and restated certificate of incorporation provides that the conversion price shall be adjusted to protect holders of the Preferred Stock from certain dilutive issuances based on a weighted average formula.

In addition to the anti-dilution protections described above, the conversion price of the Preferred Stock is subject to adjustments for stock splits, dividends and recapitalizations, among other things.

Voting Rights

The holder of each share of Preferred Stock shall have the right to one vote for each share of common stock into which such share of Preferred Stock could be converted. Additionally, specific protective provisions require that certain actions by the Company may be taken only upon the approval of the holders of at least sixty percent of the outstanding shares of Preferred Stock.

Election of Directors

The holders of Series A Preferred are entitled to elect two members of the Company’s Board of Directors, and the holders of Series B-2 Preferred are entitled to elect two members of the Company’s Board of Directors. All remaining members of the Company’s Board of Directors are elected by the holders of common stock and Preferred Stock, voting together as a single class on an as-if-converted to common stock basis.

Right of First Offer

Each holder of at least 280,782 shares of Preferred Stock (or the common stock issued upon conversion thereof) that is a party to the amended and restated investors’ rights agreement (the IRA) among the Company and certain holders of Preferred Stock has the right to participate in certain future equity issuances of the Company up to their pro rata ownership percentage of the Company. The right expires upon the earlier of: (i) an IPO with a pre-IPO valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; and (ii) a change in control of the Company.

Right of First Refusal and Co-Sale

Holders of Preferred Stock that are a party to the Amended and Restated Right of First Refusal and Co-Sale Agreement among the Company and certain investors in the Company have a secondary right of first refusal (if not exercised by the Company) and certain rights of co-sale with respect to certain shares of common stock held by common stockholders. The rights expire upon the earlier of: (i) an IPO with a pre-IPO valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; and (ii) a change in control of the Company.

Series E Convertible Preferred Stock

In May and June 2012, the Company issued 1,672,300 shares of Series E Preferred at a price of $12.11 per share, for gross proceeds of $20.2 million. As of September 30, 2012, convertible preferred stock balances were as follows:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Amount
(in thousands, except share information)	(unaudited)
Series A	1,527,611	428,922	$1,835	$2,200
Series B-1	3,425,152	961,720	4,726	4,932
Series B-2	14,811,323	4,119,759	21,039	21,128
Series C	6,944,450	1,949,874	19,905	20,000
Series D	11,385,196	3,196,755	35,673	37,002
Series E	22,058,823	1,672,300	18,845	20,250

	60,152,555	12,329,330	$102,023	$105,512

All shares of convertible preferred stock are effectively redeemable in the event of a change of control at the applicable original purchase price per share. The redemption amount of outstanding Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred, Series D Preferred and Series E Preferred is equal to the applicable original purchase price of the stock, or $5.13, $5.13, $5.13, $10.26, $11.57 and $12.11 per share, respectively.

Following the issuance of the Series E Preferred, the significant rights, privileges, and preferences of the convertible preferred stock are as follows:

Dividend Provisions

Until the earlier of October 31, 2013 and the date on which there is an automatic conversion of all of the outstanding shares of convertible preferred stock, the holders of shares of each series of convertible preferred stock shall be entitled to receive noncumulative dividends prior and in preference to any declaration or payment of any dividend on the common stock at the applicable dividend rate, payable when, as and if declared by the Board of Directors, with any such dividend being paid pari passu among all of the then outstanding shares of convertible preferred stock until the dividend rate for each such outstanding share of convertible preferred stock has been paid in full. The dividend rate shall mean $0.43 per annum for each share of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred, $0.8206 per annum for each share of Series C Preferred, $0.93 per annum for each share of Series D Preferred and $0.61 per annum for each share of Series E Preferred.

From October 31, 2013 to the date on which there is an automatic conversion of all of the outstanding shares of convertible preferred stock, the holders of Series E Preferred shall be entitled to receive cumulative dividends of $0.61 per share annually payable whether or not they have been declared by the Board of Directors. All such dividends shall accrue automatically on a daily basis and all accrued and unpaid dividends shall be fully paid quarterly prior to payment of any other dividend. If the dividends are not paid when they are due, the dividend rate increases from $0.61 to $1.21 per share annually until such dividends are paid in full. If other dividends are declared, such dividends shall first be paid pari passu among all of the then outstanding shares of Series A Preferred, Series B-1 Preferred, Series B-2 Preferred, Series C Preferred and Series D Preferred until the dividend rate for each such series has been paid in full.

Following the payment of dividends to the convertible preferred stockholders as described above, any declared dividends will be distributed among the holders of convertible preferred and common stock pro rata based upon the number of shares of common stock held by each determined on an as-if converted to common stock basis. No dividends have been declared to date.

Liquidation Preference

In the event of any liquidation, dissolution, winding up or change in control of the Company, the holders of Series E Preferred are entitled to receive a liquidation amount of $12.11 per share plus all cumulative and all declared but unpaid dividends prior and in preference to the holders of Series D Preferred, Series C Preferred, Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of this liquidation amount, if proceeds for distribution remain, the holders of Series D Preferred are entitled to receive a liquidation amount of $11.57 per share plus all declared but unpaid dividends prior and in preference to the holders of Series C Preferred, Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of this liquidation amount, if proceeds for distribution remain, the holders of Series C Preferred are entitled to receive a liquidation amount of $10.26 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-2 Preferred, Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of Series B-2 Preferred are entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the holders of Series B-1 Preferred and Series A Preferred and the common stockholders. Following payment of these liquidation amounts, if proceeds for distribution remain, the holders of the Series B-1 Preferred and Series A Preferred are each entitled to receive a liquidation amount of $5.13 per share plus all declared but unpaid dividends prior and in preference to the common stockholders. Following payment of these liquidation amounts, the convertible preferred and the common stockholders shall share in any remaining proceeds pro rata based on the number of common shares held by each, determined on an as-if converted to common stock basis, until the holders of Series A Preferred, Series B-1 Preferred and Series B-2 Preferred have received an additional $10.26 per share (for a total of $15.39 per share), the holders of Series C Preferred have received an additional $15.39 per share (for a total of $25.64 per share), the holders of Series D Preferred have received an additional $17.34 per share (for a total of $28.92 per share) and the holders of Series E Preferred have received an additional $18.16 per share (for a total of $30.27 per share). Thereafter, any proceeds remaining for distribution would be distributed pro rata among the common stockholders.

Conversion Rights

Each share of convertible preferred stock is convertible, at the option of the holder, at any time after the date of issuance, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution adjustments. Each share of convertible preferred stock, subject to certain anti-dilution adjustments, will be automatically converted into one fully paid and nonassessable share of common stock upon the earlier of: (i) the Company’s IPO with a pre-IPO valuation of at least $225 million that results in gross proceeds to the Company of not less than $30 million, (ii) the effective date of a registration statement on Form S-1 registering for re-sale shares of common stock issued in, or shares of common stock issued upon the conversion of preferred stock issued in, a qualifying private placement, or (iii) the date specified by written consent or agreement of the holders of not less than sixty percent of the then outstanding shares of convertible preferred stock; provided, however, that (x) if such conversion is in connection with a liquidation event in which holders of Series D Preferred would receive an amount less than $28.92 per share, then the automatic conversion of each share of Series D Preferred shall also require the written consent or agreement of the holders of not less than a majority of the then outstanding shares of Series D Preferred and (y) the automatic conversion of each share of Series E Preferred shall also require the written consent or agreement of the holders of not less than sixty percent of the then outstanding shares of Series E Preferred.

Voting Rights

The holder of each share of convertible preferred stock shall have the right to one vote for each share of common stock into which such share of convertible preferred stock could be converted. Additionally, specific protective provisions require that certain actions by the Company such as the completion of a liquidation event may be taken only upon the approval of the holders of at least sixty percent of the outstanding shares of convertible preferred stock.

Election of Directors

The holders of convertible preferred stock are entitled to elect two members of the Company’s Board of Directors. All remaining members of the Company’s Board of Directors are elected by the holders of common and convertible preferred stock, voting together as a single class, on an as-if converted to common stock basis.

Right of First Offer

Each holder of at least 280,782 shares of convertible preferred stock (or the common stock issued upon conversion thereof) has the right to participate in certain future equity issuances of the Company in order to maintain their pro rata ownership percentage of the Company. The right expires upon the earlier of: (i) an initial public offering with a pre initial public offering valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; (ii) the effective date of a registration statement on Form S-1 registering for re-sale shares of common stock issued in, or shares of common stock issued upon the conversion of preferred stock issued in, a qualifying private placement, or (iii) the completion of a liquidation event of the Company.

Right of First Refusal and Co-Sale

Holders of convertible preferred stock have a secondary right of first refusal (if not exercised by the Company) and certain rights of co-sale with respect to certain shares of common stock held by common stockholders. The rights expire upon the earlier of: (i) an IPO with a pre-IPO valuation of at least $225 million and resulting in gross proceeds to the Company of not less than $30 million; (ii) the effective date of a registration statement on Form S-1 registering for re-sale shares of common stock issued in, or shares of common stock issued upon the conversion of preferred stock issued in, a qualifying private placement, (iii) the completion of a liquidation event, and (iv) the date specified by written consent or agreement of the holders of not less than sixty percent of the then outstanding convertible preferred stock.

Common Stock

The Company had reserved the following shares of common stock for issuance:

	December 31, 2011	September 30, 2012

		(unaudited)
Conversion of Series A Preferred	428,922	428,922
Conversion of Series B-1 Preferred	961,720	961,720
Conversion of Series B-2 Preferred	4,119,759	4,119,759
Exercise and conversion of Series B-2 Preferred and Series E Preferred warrants	38,997	55,513
Conversion of Series C Preferred	1,949,874	1,949,874
Conversion of Series D Preferred	3,196,755	3,196,755
Conversion of Series E Preferred	—	6,193,741
Common stock available for grant of stock awards	1,011,650	2,122,035
Common stock options outstanding	1,086,299	1,057,468

	12,793,976	20,085,787

Stock Plans and Stock-Based Compensation

Under the Company’s 2001 Stock Plan (the 2001 Plan), the Company was able to grant shares and/or options to purchase up to 3,408,247 shares of common stock to employees, directors, consultants, and other service providers at prices not less than the fair market value at the date of grant for incentive stock options and not less than 85% of the fair market value for nonstatutory options. These options generally vest over four years, expire 10 years from the date of grant, and are generally exercisable at any time following the date of grant. Unvested options exercised are subject to the Company’s repurchase right that lapses as the options vest.

The Company’s board of directors adopted the 2012 Equity Incentive Plan in July 2012. The 2012 Equity Incentive Plan went into effect and the 2001 Plan was terminated in August 2012. However, the awards under the 2001 Plan outstanding as of and subsequent to the termination of the 2001 Plan will continue to be governed by their existing terms.

Under the 2012 Equity Incentive Plan, the aggregate number of common shares issued shall not exceed the sum of (a) 1,123,131 common shares, (b) the number of common shares reserved under the 2001 Plan that were not issued or subject to outstanding awards under the 2001 Plan upon its termination, and (c) any common shares subject to outstanding options under the 2001 Plan upon its termination that subsequently expire or lapse unexercised and common shares issued pursuant to awards granted under the 2001 Plan that were outstanding upon its termination and that are subsequently forfeited to or repurchased by the Company; provided, however, that no more than 1,066,975 common shares, in the aggregate, shall be added to the 2012 Equity Incentive Plan pursuant to clauses (b) and (c). In addition, the number of shares reserved for issuance under the 2012 Equity Incentive Plan will be increased automatically on the first business day of each fiscal year of the Company, starting with fiscal year 2013 and ending in fiscal year 2022, by a number equal to the lesser of (a) 5% of the total number of common shares outstanding on December 31 of the prior year, (b) 842,348 common shares, subject to certain adjustments in accordance with the 2012 Equity Incentive Plan, or (c) a number of common shares determined by the Company’s board of directors.

Under the 2012 Equity Incentive Plan, the Company may grant shares, stock units, stock appreciation rights, performance cash awards and/or options to employees, directors, consultants, and other service providers. For options, the per share exercise price may not be less than the fair market value of a Company common share on the date of grant. Awards generally vest over four years and expire 10 years from the date of grant. Options generally become exercisable as they vest following the date of grant.

In general, to the extent that awards under the 2012 Equity Incentive Plan are forfeited or lapse without the issuance of shares, those shares will again become available for awards.

The Company’s board of directors has discretion to administer the 2012 Equity Incentive Plan. The 2012 Equity Incentive Plan provides that in the event of certain significant corporate transactions, each outstanding award will be treated in the manner described in the definitive transaction agreement. Outstanding options granted under the 2001 Plan will become fully vested unless continued or assumed by a surviving entity in a significant corporate transaction. An individual award agreement or any other written agreement between a participant and the Company may provide that an award will be subject to additional acceleration of vesting and exercisability in the event of certain change in control transactions.

The Company’s board of directors may amend or terminate the 2012 Equity Incentive Plan at any time. If the Company’s board of directors amends the plan, it need not seek stockholder approval of the amendment unless required by applicable law, regulation or rule. The 2012 Equity Incentive Plan will continue in effect for 10 years from its adoption date, unless the Company’s board of directors decides to terminate the plan earlier.

Activity under the Company’s stock plans is as follows:

	Shares Available for Grant	Number of Options Issued and Outstanding	Weighted-Average Exercise Price
Balances at December 31, 2008	911,337	755,566	$1.21
Stock awards granted	(105,574)	—
Options granted	(371,899)	371,899	1.21
Options canceled	77,168	(77,168)	1.03
Options exercised	—	(9,639)	0.71
Stock awards forfeited	11,465	—

Balances at December 31, 2009	522,497	1,040,658	1.00
Stock awards granted	(134,530)	—
Options granted	(145,375)	145,375	1.46
Options canceled	76,098	(76,098)	1.07
Options exercised	—	(147,154)	0.82

Balances at December 31, 2010	318,690	962,781	1.07
Additional shares authorized	912,544	—
Stock awards granted	(72,441)	—
Options granted	(324,585)	324,585	1.46
Options canceled	165,980	(165,980)	1.25
Options exercised	—	(35,087)	0.96
Stock awards cancelled and forfeited	11,462	—

Balances at December 31, 2011	1,011,650	1,086,299	1.18
Additional shares authorized (unaudited)	1,123,131	—
Options granted (unaudited)	(416,541)	416,541	4.31
Options canceled (unaudited)	386,888	(386,888)	1.25
Options exercised (unaudited)	—	(58,484)	0.96
Stock awards cancelled and forfeited (unaudited)	16,907	—

Balances at September 30, 2012 (unaudited)	2,122,035	1,057,468	2.39
Options vested and expected to vest at December 31, 2011		1,032,033	1.18
Options vested and expected to vest at September 30, 2012 (unaudited)		1,004,642	2.39

In February 2010, the Company authorized awards to executive officers for a total of 153,026 shares of common stock. Awards of 56,998 shares of common stock vested in January 2011 based on the attainment in 2010 of certain agreed-upon performance milestones as determined by the Board of Directors. In January 2011, the Company authorized awards to executive officers for a total of 141,795 shares of common stock. Awards of 57,981 shares of common stock vested in January 2012 based on the attainment in 2011 of certain agreed-upon performance milestones as determined by the Board of Directors. As such, the compensation related to these grants was measured based upon the fair-value-based measurement on the measurement dates of $1.46 per share and recorded over the related performance periods as the performance conditions were deemed probable of vesting in 2010 and 2011. The Company recorded total stock-based compensation expense of $132,000, $92,000 and $52,000 for the years ended December 31, 2009, 2010 and 2011, respectively, related to these stock awards. At December 31, 2010 and 2011, 137,583 shares and 141,795 shares of common stock, respectively, were subject to repurchase related to these awards.

Additional information regarding options outstanding as of December 31, 2011 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (In Years)
$0.50	44,542	3.29
0.54	61,070	5.02
0.89	87,791	5.56
1.03	250,207	6.34
1.07	4,678	0.80
1.21	260,090	7.14
1.46	377,921	9.05

	1,086,299

Additional information regarding options outstanding as of September 30, 2012 is as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (In Years)
	(unaudited)
$0.50	37,242	2.53
0.54	45,627	4.27
0.89	15,723	4.80
1.03	182,761	5.56
1.21	177,394	6.39
1.46	182,742	8.18
2.17	66,405	9.45
4.74	349,574	9.83

	1,057,468

The weighted-average remaining contractual life of options exercisable at December 31, 2011 and September 30, 2012 is 6.4 years and 6.1 years, respectively. The aggregate intrinsic value of options outstanding and exercisable at December 31, 2011 and September 30, 2012 was $1.1 million and $9.5 million, respectively. The aggregate intrinsic value of options vested and expected to vest, net of expected forfeitures, at December 31, 2011 and September 30, 2012 was $1.0 million with an average remaining contractual life of 7.2 years and $9.0 million with an average remaining contractual life of 7.6 years, respectively.

The Company estimated the fair value-based measurement of each stock award on the date of grant using the Black-Scholes option-pricing model. The Company does not believe that it is able to rely on its historical exercise and post-vesting termination activity to provide accurate data for estimating its expected term for use in determining the fair value-based measurement of its options. Therefore, the Company has opted to use the simplified method for estimating the expected term of its options. The risk-free interest rate assumptions are based on the yield of U.S. Treasury instruments with similar durations as the expected term of the related awards. The expected dividend yield assumption is based on the Company’s absence of dividend payouts. Expected volatility is based on the average volatility of a peer group of publicly traded entities. Forfeitures are estimated such that the Company only recognizes expense for those shares expected to vest, and adjustments are made if actual forfeitures differ from those estimates.

The weighted-average fair value-based measurement of employee and director stock options granted under the Company’s stock plans in the years ended December 31, 2009, 2010 and 2011 and the nine month periods ended September 30, 2011 and 2012, were $0.82, $1.07, $0.82, $0.82 and $7.05 per share, respectively. The fair value-based measurement of employee and director stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected term	6 years	6 years	6 years	6 years	6 years
Expected volatility	75-84%	87-88%	58-60%	58-60%	57-59%
Risk-free interest rate	1.9-2.9%	1.5-2.9%	1.9-2.7%	1.9-2.7%	0.8-1.4%
Expected dividend yield	0%	0%	0%	0%	0%

The Company has historically granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors based on input from management. The determination of the estimated fair value of the Company’s common stock on the date of grant is based on a number of objective and subjective factors including: recent sales of convertible preferred stock to investors; comparable rights and preferences of other outstanding equity securities; progress of research and development efforts and milestones attained; results of operations, financial position and levels of debt and available capital resources of the Company; perspective provided by valuation analyses of the Company’s common stock performed by third-party valuation specialists; and the likelihood of a liquidity event such as an initial public offering or the sale of the Company given prevailing market and biotechnology sector conditions. With regards to the options granted on July 31, 2012, the Company determined retrospectively, for purposes of recording stock-based compensation expense, that the assumed fair value of the Company’s common stock as of July 31, 2012 was $11.36 per share.

Recent grant dates and the related exercise prices of stock options granted to employees and directors from January 1, 2011 through September 30, 2012 were as follows:

	Number of Shares Subject to Options Granted	Exercise Price	Fair Value Estimate per Common Share
January 26, 2011	92,939	$1.46	$0.82
April 5, 2011	140,391	1.46	0.82
July 19, 2011	91,255	1.46	0.82
March 12, 2012 (unaudited)	66,967	2.17	1.18
July 31, 2012 (unaudited)	349,574	4.74	8.16

The Company also granted restricted stock awards during the period from January 1, 2011 through September 30, 2012 as summarized below:

	Number of Shares Subject to Awards Granted	Fair Value Estimate per Common Share
January 26, 2011	72,441	$1.46

Total employee and director stock-based compensation expense recognized was as follows:

	Years Ended December 31,			Nine Months Ended September 30,
(In thousands)	2009	2010	2011	2011	2012
				(unaudited)
General and administrative	$170	$152	$93	$69	$303
Research and development	175	147	128	97	313

	$345	$299	$221	$166	$616

At December 31, 2011, the Company had $196,000 of total unrecognized compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 2.6 years. At September 30, 2012, the Company had $1.8 million of total unrecognized compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 3.3 years.

The total intrinsic value of options exercised in the years ended December 31, 2009, 2010 and 2011 and the nine month periods ended September 30, 2011 and 2012 was not significant.